Reserves for Losses and Loss Adjustment Expenses - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior year development (favorable) adverse	$ (62.9)	$ (22.1)	$ (9.6)
Reinsurance
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior year development (favorable) adverse	(68.5)
Bespoke
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior year development (favorable) adverse	(34.7)
Specialty
Short-Duration Insurance Contracts, Historical Claims Duration [Line Items]
Prior year development (favorable) adverse	$ 40.3